Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Summary of components of tax expense benefit

	2022 US$m	2021 US$m	2020 US$m

(a) Tax expense comprises
Petroleum resource rent tax (PRRT)
Current tax expense	501	-	-
Deferred tax (benefit)/ expense	(814)	297	(439)

PRRT (benefit)/ expense	(313)	297	(439)

Income tax
Current year
Current tax expense	2,256	658	275
Deferred tax expense/(benefit)	701	301	(1,308)
Adjustment to prior years
Current tax (benefit)/expense	(276)	(20)	16
Deferred tax expense/(benefit)	231	18	(9)

Income tax expense/(benefit)	2,912	957	(1,026)

Tax expense/(benefit)	2,599	1,254	(1,465)

Summary of reconciliation of effective and applicable income tax expenses

	2022 US$m	2021 US$m	2020 US$m

(b) Reconciliation of income tax expense
Profit/(loss) before tax	9,174	3,290	(5,440)
PRRT benefit/(expense)	313	(297)	439

Profit/(loss) before income tax	9,487	2,993	(5,001)

Income tax expense/(benefit) calculated at 30%	2,847	898	(1,500)
Effect of tax rate differentials	(141)	(42)	192
Effect of deferred tax assets not recognised	150	114	270
Foreign exchange impact on tax (benefit)/expense	(44)	(18)	3
Adjustment to prior years	(45)	(2)	7
Integration and transaction costs non-deductible	142	-	-
Other	3	7	2

Income tax expense/(benefit)	2,912	957	(1,026)

Summary of reconciliation of petroleum resource rent tax benefit

	2022 US$m	2021 US$m	2020 US$m

(c) Reconciliation of PRRT benefit
Profit/(loss) before tax	9,174	3,290	(5,440)
Non-PRRT assessable (profit)/loss	(6,197)	(2,134)	3,080

PRRT projects profit/(loss) before tax	2,977	1,156	(2,360)

PRRT expense/(benefit) calculated at 40%	1,191	462	(944)
(Recognition)/derecognition of Pluto general expenditure 1	(1,362)	-	627
Augmentation	(175)	(166)	(138)
Other	33	1	16

PRRT expense/(benefit)	(313)	297	(439)

Summary of reconciliation of deferred tax income statement

	2022 US$m	2021 US$m	2020 US$m

(d) Deferred tax income statement reconciliation
PRRT
Production and growth assets	(710)	455	(242)
Augmentation for current year	(175)	(166)	(138)
Provisions	(12)	(29)	(32)
Other	83	37	(27)

PRRT (benefit)/ expense	(814)	297	(439)

Income tax
Oil and gas properties	292	674	(981)
Exploration and evaluation assets	14	(204)	(210)
Lease assets and liabilities	25	1	(16)
Provisions	151	(10)	(106)
PRRT assets and liabilities	236	(88)	134
Unused tax losses and tax credits	19	149	(149)
Assets held for sale	205	(205)	-
Derivatives	21	(11)	16
Other	(31)	13	(5)

Income tax deferred tax expense/(benefit)	932	319	(1,317)

Deferred tax expense/(benefit)	118	616	(1,756)

Summary of income tax relating to components of deferred tax other comprehensive income

	2022 US$m	2021 US$m	2020 US$m

(e) Deferred tax other comprehensive income reconciliation
Income tax
Derivatives	(64)	5	(25)
Other	(2)	5	6

Deferred income tax (benefit)/expense via other comprehensive income	(66)	10	(19)

Summary of effective income tax rate

	2022 US$m	2021 US$m	2020 US$m

(f) Effective income tax rate: Australian and global operations
Effective income tax rate 2
Australia	30.0%	30.6%	29.6%
Global	30.7%	32.0%	20.5%

1.
The $1,362 million increase of the Pluto PRRT deferred tax asset is due to the recognition of previously unrecognised deductible
expenditure that is now expected to be utilised to offset future taxable profits.

2.
The global operations ef
fe
ctive income tax rate (ETR) is calculated as the Group’s income tax expense divided by profit before income tax. The Australian operations ETR is calculated with reference to all Australian companies and excludes foreign exchange on settlement and revaluation of income tax liabilities.

Summary of reconciliation of deferred tax asset and liabilities

	2022 US$m	2021 US$m

(g) Deferred tax balance sheet reconciliation
Deferred tax assets
PRRT
Production and growth assets	1,460	767
Augmentation for current year	113	166
Provisions	271	75
Other	(23)	(1)

PRRT deferred tax assets	1,821	1,007

Income tax 3
Oil and gas properties	(1,496)	-
Exploration and evaluation assets	30	-
Lease assets and liabilities	23	-
Unused tax losses and tax credits	1,464	-
Derivatives	23	-
Provisions	60	-
Other	34	-

Income tax deferred tax assets	138	-

Deferred tax assets	1,959	1,007

Deferred tax liabilities
PRRT 4
Production and growth assets	1,281	-
Augmentation for current year	(62)	-
Provisions	(743)	-
Other	137	-

PRRT deferred tax liabilities	613	-

Income tax
Oil and gas properties	2,857	1,520
Exploration and evaluation assets	67	51
Lease assets and liabilities	(22)	(38)
Provisions	(1,280)	(706)
PRRT assets and liabilities	347	303
Assets held for sale	-	(205)
Derivatives	(36)	(15)
Other	(89)	(32)

Income tax deferred tax liabilities	1,844	878

Deferred tax liabilities	2,457	878

3 .	The Group was in a net income tax deferred tax l iability position in 2021.
4 .	The Group was in a net PRRT deferred tax asset position in 2021.